SUPPLEMENT DATED APRIL 28, 2025
                   TO THE VARIABLE ANNUITY PROSPECTUS
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                 AMERICAN GENERAL LIFE INSURANCE COMPANY

                      VARIABLE SEPARATE ACCOUNT
              Polaris II Platinum Series Variable Annuity
                      Polaris Advisor Variable Annuity
                     Polaris Protector Variable Annuity


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      FS VARIABLE SEPARATE ACCOUNT
                     Polaris Choice Variable Annuity
            Polaris II A-Class Platinum Series Variable Annuity
                       Polaris II Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract effective on or about April 28, 2025.

The following Underlying Funds were renamed:

* The SA American Century Inflation Protection Portfolio was renamed SA American Century Inflation Managed Portfolio.

* The SA MFS Blue Chip Growth Portfolio was renamed SA MFS Large Cap Growth Portfolio.

* The SA Putnam International Growth and Income Portfolio was renamed SA Putnam International Value Portfolio.

Additional information regarding the Funds, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.